PROPERTY MINERAL RIGHTS AND EQUIPMENT (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 26, 2022	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2021	May 31, 2022
Equipment and vehicles | Normandy Gold Limited
Option solely fund	$ 250,000
Option solely fund period	6 years
Shares issued	2,000,000
Interest earn	75.00%
Initial interest earn	51.00%
Exploration expenditures	$ 2,000,000
Equipment and vehicles | Normandy Gold Limited | Twelve Months Member
Exercising the exclusive option expenditures			$ 100,000
Equipment and vehicles | Normandy Gold Limited | Twenty Four Months Member
Exercising the exclusive option expenditures			500,000
Additional option expense			400,000
Exercising option payment			100,000
Equipment and vehicles | Normandy Gold Limited | Thirty Six Months Member
Exercising the exclusive option expenditures			2,000,000
Additional option expense			1,500,000
Exercising option payment			$ 150,000
Additional Interest earn			24.00%
Equipment and vehicles | Normandy Gold Limited | August 23,2022 Member | New York Canyon Member
New york canyon description			the Company purchased one patented mining claim, comprising of a total of 13.77 acres commonly known as the South Wales #1 patent within the New York Canyon claim block, from Newmont Capital Limited for a total of $41,310. In conjunction with this purchase, the Company granted a 1.5% net smelter return royalty to the seller
Equipment and vehicles | Normandy Gold Limited | September 28,2022 Member | New York Canyon Member
New york canyon description			the Company purchased five patented mining claims, comprising of a total of 28.82 acres commonly known as the Tiger Lilly, Eureka Giant, Southern Cross, Maria and Best & Belcher patents with and near the New York Canyon claim block, from the University of Nevada, Reno Foundation for a total of $86,460. In conjunction with this purchase, the Company granted a 1.5% net smelter return royalty to the seller. Two of the patented claims are not within the New York Canyon claim block, but will be included with this designation on the Company’s claims record references
Equipment and vehicles | Normandy Gold Limited | October 26,2022 Member | New York Canyon Member
New york canyon description			the Company capitalized a purchased interest in patented claims within the New York Canyon claim block from private parties for $10,933. In conjunction with the purchase, the Company granted a 0.5% net smelter return royalty to the sellers. During fiscal 2023, the Company purchased an interest in additional patented claims within the New York Canyon claim block from private parties for $68,369
Purchased additional shares amount		$ 10,933	$ 68,369
Return royalty percentages		0.50%
Equipment and vehicles | Normandy Gold Limited | Joint Venture Period Member
Exploration expenditures			$ 3,000,000
Common shares issued			2,000,000
Initial non-refundable cash payment received					$ 50,000
Equipment and vehicles | Normandy Gold Limited | Earn In Period Member
Earn-in period description			During the Earn-In Period, NDY will be the operator of the project and be responsible for payment of annual federal and county claim fees. NDY may withdraw from the Earn-In after spending $100,000, or if the transfer of claims ownership to the Company is not successfully completed within 24 months of commencement of the Earn-In Period
CIT Microprobe Holdings, LLC | Equipment and vehicles
Lease term period			50 years
Lease term amount			$ 1,000,000
Purchase agreement in cash			50,000
Common Stock
Advanced royalty payments			0
Depreciation expense			$ 0	$ 0